SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

16.SHARE-BASED COMPENSATION

In order to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of the Company’s business, the Company adopted a stock option plan in 2007 (the “2007 Plan”). Under the 2007 Plan, the Company may grant options to its employees, directors and consultants to purchase an aggregate of no more than 14,000,000 ordinary shares of the Company, subject to different vesting requirements. The 2007 Plan was approved by the Board of Directors and shareholders of the Company on October 16, 2008. On May 28, 2009, the Company adopted a new stock option plan (the “2008 Plan”) which allows the Company to grant options to its employees, directors and consultants to purchase an aggregate of no more than 8,600,000 ordinary shares of the Company, subject to different vesting requirements. On May 20, 2010, the Company adopted a new stock option plan (the “2010 Plan”) which allows the Company to grant options to its employees, directors and consultants to purchase an aggregate of no more than 9,000,000 ordinary shares of the Company, subject to different vesting requirements. On June 20, 2011, the Company adopted a new stock option plan (the “2011 Plan”) which allows the Company to grant options to its employees, directors and consultants to purchase an aggregate of no more than 22,000,000 ordinary shares of the Company, subject to different vesting requirements. On July 2, 2012, the Company approved amendments to the 2011 Plan which provide, in effect, that the maximum aggregate number of ordinary shares that may be issued pursuant to all awards (the “Award Pool”) under the 2011 Plan shall be equal to five percent of the total issued and outstanding ordinary shares as of July 2, 2012; provided that, the ordinary shares reserved in the Award Pool shall be increased automatically if and whenever the unissued ordinary shares reserved in the Award Pool accounts for less than one percent of the total then issued and outstanding ordinary shares, as a result of which increase the unused ordinary shares reserved in the Award Pool immediately after each such increase shall equal to five percent of the then issued and outstanding ordinary shares.

The 2007 Plan, 2008 Plan, 2010 Plan and 2011 Plan (collectively, the “Option Plans”) will be administered by the Compensation Committee as set forth in the Option Plans (the “Plan Administrator”). The board of directors of a committee designated by the board will administer the plan to execute option agreements with those persons selected by the Plan Administrator and issue ordinary shares of the Company upon exercise of any options so granted pursuant to the terms of an option agreement.

The 2007 and 2008 Option Plans contain the same terms and conditions. All options granted under the 2007 and 2008 Option Plans have a term of nine years from the option grant date and have two different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; or 2) vest 50% on the second anniversary of the stated vesting commencement date and 25% on the third and fourth anniversaries of the stated vesting commencement date. All options granted under the 2010 Option Plan have a term of seven to ten years from the option grant date and have three different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; 2) vest 25% on the first, second, third and fourth anniversaries of the stated vesting commencement date; or 3) vest 25% on the first anniversary of the stated vesting commencement date and 6.25% every quarter for each of the second, third and fourth anniversaries of the stated vesting commencement date. All options granted under the 2011 Option Plan have a term of six to ten years from the option grant date and have four different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; or 2) vest 25% on the first, second, third and fourth anniversaries of the stated vesting commencement date; or 3) vest 25% on the first anniversary of the stated vesting commencement date and 6.25% every quarter for each of the second, third and fourth anniversaries of the stated vesting commencement date; or 4) vest one-third on the first, second and third anniversaries of the stated vesting commencement date.

During the years ended December 31, 2014, 2015 and 2016, the Company granted 5,734,480, nil and nil options, respectively, to a combination of employees and directors of the Company at exercise prices ranging from US$0.24 to US$0.53. As of December 31, 2016, options to purchase 11,811,536 of ordinary shares were outstanding and options to purchase 7,294,209 ordinary shares were available for future grant under the option plans.

The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees and non-employees. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility, the expected price multiple at which employees are likely to exercise share options. For expected volatilities, the Company has made reference to the historical price volatilities of ordinary shares of several comparable companies in the same industry as the Company. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury Bills yield in effect at the time of grant.

(a)Options Granted to Employees

The following table summarized the Company’s employee share option activity under the option plans:

	Number of options	Weighted average Exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$’000)

Outstanding, January 1, 2015	24,442,758	0.32	7.60	6,466

Vested and expected to vest at January 1, 2015	24,442,758	0.32	7.60	6,466

Exercised	(6,980,032)	0.37
Forfeited	(3,682,672)	0.43

Outstanding, December 31, 2015	13,760,054	0.27	5.91	3,358

Vested and expected to vest at December 31, 2015	13,760,054	0.27	5.91	3,358

Exercisable at December 31, 2015	9,521,520	0.21	5.91	2,920

Exercised	(1,325,241)	0.24
Forfeited	(1,496,736)	0.39

Outstanding, December 31, 2016	10,938,077	0.25	4.59	76

Vested and expected to vest at December 31, 2016	10,938,077	0.25	4.59	76

Exercisable at December 31, 2016	10,318,816	0.22	4.48	76

The aggregated intrinsic value of stock options outstanding and exercisable at December 31, 2016 was calculated based on the closing price of the Company’s ordinary shares on December 31, 2016 of US$2.56 per ADS (equivalent to US$0.16 per ordinary share). The total intrinsic value of stock options exercised during the years ended December 31, 2014, 2015 and 2016 was RMB79,729,000, RMB29,241,000 and RMB3,132,000 (US$451,000), respectively.

As of December 31, 2016, there was RMB164,000 (US$24,000) of unrecognized share-based compensation cost related to share options issued to employees, which are expected to be recognized following the accelerated method over the remaining vesting periods of different tranches, ranging from 0.25 years to 1 years.

The Company calculated the estimated fair value of the options granted in 2014 using the binomial option pricing model with the following assumptions:

December 23, 2014

Suboptimal exercise factor	2.8
Risk-free interest rates	2.18%
Expected volatility	55.60%
Expected dividend yield	0%
Weighted average fair value of share option	0.311

The total fair value of options vested during the years ended December 31, 2014, 2015 and 2016 was RMB14,064,000,  RMB3,098,000, and RMB590,000 (US$85,000), respectively.

(b)Restricted Shares Award Granted to Employees

On December 23, 2014, the Company issued 11,265,520 shares of restricted shares to the employees and directors under 2011 Plan. The restricted shares shall become vested in each year of 2014, 2015, 2016 and 2017, respectively.

On December 11, 2015, the Company issued 40,106,656 shares of restricted shares to the employees and directors under 2011 Plan. The restricted shares shall become vested in each year of 2016, 2017 and 2018, respectively.

As of December 31, 2016, there was RMB10,419,000 (US$1,501,000) of unrecognized share-based compensation cost, net of estimated forfeitures, related to unvested restricted shares which is expected to be recognized over a weighted-average period of 0.7 year. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

The following table summarized the Company’s restricted shares award issued under the 2011 Plan:

	Number of ordinary shares	Weighted average grant date fair value
		(US$)
Outstanding, January 1, 2015	14,925,016	0.50

Granted	40,106,656	0.43
Vested	(9,291,500)	0.49
Forfeited	(1,333,584)	0.52

Outstanding, December 31, 2015	44,406,588	0.43

Expected to vest at December 31, 2015	44,406,588	0.43

Granted	—	—
Vested	(34,645,085)	0.43
Forfeited	(2,743,280)	0.44

Outstanding, December 31, 2016	7,018,223	0.46

Expected to vest at December 31, 2016	7,018,223	0.46

The cost of the restricted shares is determined using the fair value (determined based on the fair market value of the Company’s ordinary shares on the grant date, or if the grant date is not a trading day then the immediately preceding trading date), net of expected forfeitures. The aggregate fair value of the unvested restricted shares for the year ended December 31, 2015 and 2016 was RMB125,097,000 and RMB22,268,000 (US$3,207,000). The total fair value of restricted shares vested during the years ended December 31, 2015 and 2016 was RMB29,492,000 and RMB103,433,000 (US$14,897,000), respectively.

(c)Options Granted to Non-employees

The aggregated intrinsic value of share options outstanding and exercisable at December 31, 2016 was calculated based on the closing price of the Company’s ordinary shares on December 31, 2016 of US$2.56 per ADS (equivalent to US$0.16 per ordinary share). As of December 31, 2016, the Company has options issued to non-employees outstanding to purchase an aggregate of 873,000 shares with an exercise price below the closing price of the Company’s ordinary shares on December 31, 2016, resulting in an aggregate intrinsic value of RMB696,000 (US$100,000).

(d)Restricted Share Award Granted to A Non-employee

On December 31, 2016, the Company granted restricted shares of 454,912 shares to a former employee, which were immediately vested. The fair market value of the Company’s ordinary shares on the grant date of RMB1,320,000 (US$194,000) was recorded in “general and administrative expense” in the consolidated statement of comprehensive loss.

A total compensation expense relating to all options and restricted shares recognized for the years ended December 31, 2014, 2015 and 2016 is as follows:

	For the years ended December 31,
	2014	2015	2016
	(RMB)’000	(RMB)’000	(RMB)’000	(US$)’000

Cost of revenues	951	3,670	5,961	859
Sales and marketing expenses	2,167	2,882	2,753	397
General and administration expenses	10,612	38,796	72,483	10,440
Research and development expenses	3,307	3,258	3,828	550

	17,037	48,606	85,025	12,246